UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number  [811-05037]
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                       PROFESSIONALLY MANAGED PORTFOLIOS
                        2020 E. FINANCIAL WAY, STE. 100
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: AUGUST 31, 2005
                         ---------------

Date of reporting period:  AUGUST 31, 2005
                           ---------------

ITEM 1. REPORT TO STOCKHOLDERS.
--------------------------------

                       (LIGHTHOUSE OPPORTUNITY FUND LOGO)

                                 ANNUAL REPORT

                                   Year Ended
                                August 31, 2005

TO OUR FELLOW SHAREHOLDERS:

The Fund recorded a positive return of 19.80% for the fiscal year ended August 31, 2005. We are especially pleased to have handily outperformed the S&P 500 Index which increased 12.56% over the same period. This return was achieved despite our cash holdings which varied around 20% for most of the fiscal year. We are proud to say that we have now outperformed the S&P 500 Index in five of the last six years (please refer to page 7 of this report for complete performance information).

For the second year in a row, the fund does not look a whole lot different from a sector weighting perspective, despite initiating 19 new positions and selling 23 previously existing ones (all across various sectors). The technology sector still represented our heaviest weighting at 23.4% at the August 31, 2005 fiscal year end, up from last year's 21.2% weight. Like last year, the next two most heavily weighted sectors at August 31, 2005 were consumer discretionary at 17.6% and healthcare at 10.8%. Meanwhile our cash balances ended the fiscal year at 23.7%, up from 18.2% last year. Cash balances at August 31, 2005 were somewhat overstated due to some year-end tax loss sales that have subsequently been repurchased.

Once again, the energy sector was the place to be. The Fund's energy stocks were the biggest contributor to performance for the fiscal year ended August 31, 2005. While we participated in the sector's robust performance, we were quite surprised by strength of crude oil and natural gas prices which in turn led to the sector's out-performance. We underestimated both demand from the quickly industrializing economies of China and India as well as an expected supply response. We had expected the Former Soviet Union (FSU) to increase their supplies, but the unbelievable Russian government takeover of Yukos put a chill on foreign investment in the FSU needed to deliver that supply response. We are hesitant to make further commitments to energy stocks with oil over $60 a barrel and natural gas prices in excess of $10 per mcf. Meanwhile, we continue to find ways to benefit shareholders without taking such direct commodity risks - our oil tanker holdings (though classified within the Industrial sector) and investment in Plains All American Pipeline performed fabulously this past fiscal year.

Our technology holdings were the next biggest contributor to performance. We had taken advantage of extreme weakness in the sector during the summer of 2004 to increase our exposure and it paid off nicely this fiscal year as the sector rebounded due to continuing strength in the economy. Beyond energy and technology, every sector in which the Fund was invested had positive returns for the past fiscal year.

As previously mentioned, the Fund continues to hold a rather large cash weighting. As we have mentioned in the past, we do not feel compelled to be fully invested just for the sake of being fully invested. We continue to stick to our discipline of only initiating new positions that meet our "buy at a discount to intrinsic value" methodology. Conversely, we are still very engaged in the stock market as we see value in those stocks we do own and which delivered the returns cited above. Some have asked "why not just hold larger weights in those stocks you own, rather than holding casho" The answer lies in our disciplined approach to risk management - i.e. we cap exposure to any one idea. Our cash holdings are not a result of "making a call on the stock market", rather cash is simply the fallout of our bottoms-up approach and discipline to buying stocks at a discount and selling them at a premium to our estimates of their underlying intrinsic value. Certainly, investing in stocks is to invest in the "stock market" which has its own ebbs and flows. Accordingly, our cash weightings have followed those same ebbs and flows as we take advantage of them to buy and sell individual stocks within our intrinsic value methodology. The silver lining here is that we are now earning considerably more on our cash since the Fed has significantly raised short-term rates.

ECONOMIC AND MARKET CONDITIONS

The economy continues to grow at a 3-4% annualized rate that would appear to be sustainable - not too hot and not too cold, but just right. The difference today versus a year ago is that we now face the not inconsiderable "headwinds" of much higher energy prices and rising short-term interest rates. Both have approached levels that appear to have begun biting both the consumer and corporate America. Furthermore, neither energy prices nor the Fed seem to be backing away from continued pain. Accordingly, our view is that the economy may have seen its best rates of growth for awhile and at worst, another recession could be lurking around the corner. While we are not ready to call for a recession, it certainly isn't difficult to paint a scenario where one begins to unfold. In fact, we are on the brink of an inverted yield curve; something not seen very often, but when seen is highly predictive of a recession. It will be interesting to see how the Fed reacts to these conditions. Certainly, short-term interest rates near 1% seen early last year were not sustainable, but with 11 rate increases and a rate approaching 4%, one could conclude that "real" (i.e. inflation adjusted) short-term rates are certainly positive, a more normal condition. The Fed's maniacal focus on the real or perceived housing bubble "bogeyman" would argue that they are not done raising rates. Given our country's large twin fiscal and trade deficits and related reliance on foreigners to finance them, the Fed could induce a cold that might turn into the flu.

We continue to find the stock market generally at fair value today, albeit relying on relatively low interest rates to make that statement. Risk and reward in the stock market seem to be fairly balanced. This probably explains why the S&P 500 is essentially flat for the first nine months of calendar 2005. It seems as if there is a tug-of-war between fear and greed with fair valuations keeping either side out of the mud, yet not allowing either side to win. It also explains why our cash levels remain at higher than normal levels. While by no means a "bubble" like we saw in 1999, the current environment is one that does call for prudence. One thing that is different today than during the bubble is that back then there were still tremendous values to be found if one just looked past technology stocks and mega-cap stocks. This explains how the Fund was able to post positive performance in the face of what many called a bear market. Today, small cap and mid cap indices are near all time highs and the search for value continues to be sparing and difficult.

CONCLUSION

We remain comfortable with our approach to the market and our disciplined investment style - a style that once again delivered returns that beat the S&P
500. We continue to hold high levels of cash which is counter to what other funds and investors are likely doing at this time, fitting of our style of going against the grain. We look forward to cautiously putting that cash to work by investing in quality, growing companies at better prices than we see today. Discrimination in stock selection and purchases becomes of paramount importance and this requires a strong research effort and attention to detail. Our goal is to provide this effort for the Fund, resulting in value-added performance over time regardless of the dynamics of the overall market. We embrace this challenge, believe we are well prepared to meet it, and look forward to reporting our progress to you in the months and years ahead.

Sincerely,

/s/ Christopher A. Matlock
Christopher A. Matlock, CPA, CFA
Portfolio Manager

September 30, 2005

Opinions expressed are those of Christopher A. Matlock and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible. SMALL- AND MEDIUM-CAPITALIZATION COMPANIES TEND TO HAVE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.

The S&P 500 index is unmanaged and commonly used to measure performance of U.S. stocks. One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the following annual report for the Fund's holdings as of August 31, 2005.

This material must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

Quasar Distributors, LLC, distributor. (10.05)

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR at August 31, 2005 (Unaudited)

                             PORTFOLIO HOLDINGS      % OF NET ASSETS
                             ------------------      ---------------
  Cash                            $ 2,585,080              23.70%
  Consumer Discretionary            1,915,628              17.56%
  Consumer Staples                    159,797               1.46%
  Energy                              843,138               7.73%
  Financials                          706,525               6.48%
  Health Care                       1,172,174              10.75%
  Industrials                       1,038,946               9.52%
  Information Technology            2,554,833              23.42%
  Liabilities in Excess
    of Other  Assets                  (67,893)            (0.62)%
                                  -----------             -------
  Net Assets                      $10,908,228             100.00%

EXPENSE EXAMPLE for the Six Months Ended August 31, 2005 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/01/05 - 8/31/05).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares less than 60 calendar days after you purchase them. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                         Beginning           Ending           Expenses Paid
                       Account Value     Account Value        During Period
                          3/01/05           8/31/05      3/01/05 - 8/31/05*<F1>
                          -------           -------      ----------------------
Actual                     $1,000            $1,067              $10.42
Hypothetical (5% return
  before expenses)          1,000             1,015               10.16

*<F1> Expenses are equal to the Fund's annualized expense ratio of 2.00% multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

                 Hypothetical Value of $10,000 vs S&P 500 Index

        Date          Lighthouse Opportunity Fund         S&P 500 Index
        ----          ---------------------------         -------------
        9/29/95                  $10,000                       $10,000
        8/31/96                  $11,367                       $11,392
        8/31/97                  $13,437                       $16,022
        8/31/98                   $9,613                       $17,318
        8/31/99                   $9,250                       $24,215
      8/31/2000                  $11,706                       $28,170
      8/31/2001                  $11,298                       $21,300
      8/31/2002                   $9,729                       $17,467
      8/31/2003                  $12,398                       $19,575
      8/31/2004                  $13,524                       $21,819
      8/31/2005                  $16,203                       $24,559

                          Average Annual Total Return
                          Period Ended August 31, 2005
                 1 Year                                    19.80%
                 5 Year                                     6.72%
                 Since Inception (9/29/95)                  4.98%

As of August 31, 2005, the S&P 500 Index returned 12.56%, -2.71%, and 9.47% for the 1-year, 5-year, and since inception (9/29/95) periods, respectively.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 866-811-0218.

The fund imposes a 2.00% redemption fee on shares held for less than two months.

Investment returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Assumes reinvestment of dividends and capital gains.

The S&P 500 Index is a broad market-weighted average of U.S. blue-chip companies. The index is unmanaged and returns include reinvested dividends. One cannot invest directly in an index.

SCHEDULE OF INVESTMENTS at August 31, 2005

   SHARES                                                         VALUE
   ------                                                         -----
COMMON STOCKS: 74.9%
CAPITAL GOODS: 2.3%
     8,950  American Superconductor Corp.*<F2>                  $    91,290
    13,200  Sypris Solutions, Inc.                                  158,400
                                                                -----------
                                                                    249,690
                                                                -----------
COMMERCIAL SERVICES & SUPPLIES: 3.8%
     7,100  Career Education Corp.*<F2>                             278,320
    11,100  Corinthian Colleges, Inc.*<F2>                          140,748
                                                                -----------
                                                                    419,068
                                                                -----------
CONSUMER DURABLES & APPAREL: 2.4%
     3,500  Jones Apparel Group, Inc.                                98,630
    10,400  Tempur-Pedic International, Inc.*<F2>                   167,128
                                                                -----------
                                                                    265,758
                                                                -----------
DIVERSIFIED FINANCIALS: 1.3%
     4,600  Federated Investors, Inc. - Class B                     142,876
                                                                -----------
ENERGY: 7.0%
     1,550  Anadarko Petroleum Corp.                                140,848
     2,650  Frontline, Ltd.#<F3>                                    123,914
     2,600  National Oilwell Varco, Inc.*<F2>                       166,946
     2,700  Pogo Producing Co.                                      151,200
       927  Ship Finance
              International, Ltd.#<F3>                               19,050
     3,600  Ultra Petroleum Corp.*<F2>#<F3>                         159,264
                                                                -----------
                                                                    761,222
                                                                -----------
HEALTH CARE EQUIPMENT & SERVICES: 6.9%
     3,900  Amsurg Corp.*<F2>                                       108,576
     4,300  Apria Healthcare Group, Inc.*<F2>                       147,189
     3,325  Caremark Rx, Inc.*<F2>                                  155,377
     2,900  Hologic, Inc.*<F2>                                      139,867
     5,100  Icon PLC - Sponsored ADR*<F2>                           206,754
                                                                -----------
                                                                    757,763
                                                                -----------

HOTELS, RESTAURANTS & LEISURE: 3.5%
    10,000  AFC Enterprises                                         132,700
     3,150  CEC Entertainment, Inc.*<F2>                            108,013
    11,400  Navigant International, Inc.*<F2>                       136,800
                                                                -----------
                                                                    377,513
                                                                -----------
HOUSEHOLD & PERSONAL PRODUCTS: 1.5%
     7,300  NBTY, Inc.*<F2>                                         159,797
                                                                -----------
INSURANCE: 5.2%
     1,750  The Allstate Corp.                                       98,367
    11,700  Clark, Inc.                                             190,242
     3,600  Hub International, Ltd.#<F3>                             79,344
     4,550  The St. Paul Travelers Cos., Inc.                       195,696
                                                                -----------
                                                                    563,649
                                                                -----------
MEDIA: 5.6%
     5,700  Clear Channel Communications, Inc.                      189,810
     1,700  R.H. Donnelley Corp.*<F2>                               109,293
     6,200  Univision Communications,
              Inc. - Class A*<F2>                                   166,780
     4,100  Viacom, Inc. - Class B                                  139,359
                                                                -----------
                                                                    605,242
                                                                -----------
PHARMACEUTICALS & BIOTECHNOLOGY: 3.8%
     3,700  Celgene Corp.*<F2>                                      185,740
     2,100  Isis Pharmaceuticals, Inc.*<F2>                          10,605
    10,700  Salix Pharmaceuticals, Ltd.*<F2>                        218,066
                                                                -----------
                                                                    414,411
                                                                -----------
RETAILING: 6.1%
     6,400  Cache, Inc.*<F2>                                        109,504
    14,700  Casual Male Retail Group, Inc.*<F2>                     104,517
     7,700  Charlotte Russe Holding, Inc.*<F2>                      105,721
     7,800  Christopher & Banks Corp.                               125,346
     9,600  Haverty Furniture Cos., Inc.                            119,616
     5,500  West Marine, Inc.*<F2>                                  102,410
                                                                -----------
                                                                    667,114
                                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 7.0%
     2,950  Analog Devices, Inc.                                    107,528
     4,000  Diodes, Inc.*<F2>                                       145,000
     2,725  International Rectifier Corp.*<F2>                      131,073
     9,700  Intevac, Inc.*<F2>                                      126,779
     9,200  Omnivision Technologies, Inc.*<F2>                      134,872
     6,000  Sigmatel, Inc.*<F2>                                     116,100
                                                                -----------
                                                                    761,352
                                                                -----------
SOFTWARE & SERVICES: 3.1%
     3,100  First Data Corp.                                        128,805
    31,100  Novell, Inc.*<F2>                                       204,638
                                                                -----------
                                                                    333,443
                                                                -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 11.9%
    12,600  Digi International, Inc.*<F2>                           133,686
    13,000  Foundry Networks, Inc.*<F2>                             152,100
    11,200  Mobility Electronics, Inc.*<F2>                         122,640
     7,100  Multi-Fineline Electronix, Inc.*<F2>                    181,405
    11,600  Newport Corp.*<F2>                                      154,744
    67,700  Oplink Communications, Inc.*<F2>                        106,966
     7,900  OSI Systems, Inc.*<F2>                                  131,693
    11,500  Spectralink Corp.                                       148,235
    13,000  Universal Display Corp.*<F2>                            170,170
                                                                -----------
                                                                  1,301,639
                                                                -----------
TRANSPORTATION: 3.5%
    12,700  Eagle Bulk Shipping, Inc.*<F2>#<F3>                     165,100
     4,800  Pacer International, Inc.*<F2>                          125,952
     7,100  Southwest Airlines Co.                                   94,572
                                                                -----------
                                                                    385,624
                                                                -----------
TOTAL COMMON STOCKS
  (cost $6,580,766)                                               8,166,161
                                                                -----------

     UNITS
     -----
MASTER LIMITED PARTNERSHIP: 2.0%
ENERGY: 2.0%
     4,800  Plains All American Pipeline L.P.
              (cost $54,021)                                        224,880
                                                                -----------
  SHARES
  ------
SHORT-TERM INVESTMENT: 23.7%
 2,585,080  Treasury Cash Series II
              (cost $2,585,080)                                   2,585,080
                                                                -----------
TOTAL INVESTMENTS IN SECURITIES: 100.6%
  (cost $9,219,867)                                              10,976,121
Liabilities in excess of Other Assets: (0.6)%                       (67,893)
                                                                -----------
NET ASSETS: 100.0%                                              $10,908,228
                                                                -----------
                                                                -----------

*<F2>     Non-income producing security.
#<F3>     U.S. security of foreign company.
ADR American Depositary Receipt.

                See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2005

ASSETS
  Investments in securities, at value (cost $9,219,867)         $10,976,121
  Receivables:
      Dividends and interest                                          7,829
  Prepaid expenses                                                   12,228
                                                                -----------
          Total assets                                           10,996,178
                                                                -----------
LIABILITIES
  Payables:
      Fund shares redeemed                                            3,033
      Investments purchased                                          39,910
      Administration fees                                             2,548
      Advisory fee                                                      347
      Custody fees                                                    1,541
      Distribution fees                                               4,639
      Fund accounting fees                                            5,989
      Transfer agent fees                                             5,995
      Chief compliance officer fees                                   1,250
  Accrued expenses                                                   22,698
                                                                -----------
          Total liabilities                                          87,950
                                                                -----------
NET ASSETS                                                      $10,908,228
                                                                -----------
                                                                -----------
  Shares outstanding (unlimited number
    of shares authorized, without par value)                        597,187
                                                                -----------
                                                                -----------
  Net asset value, offering and redemption price per share      $     18.27
                                                                -----------
                                                                -----------
COMPONENTS OF NET ASSETS
  Paid-in capital                                               $ 7,951,902
  Accumulated net realized gain on investments                    1,200,072
  Net unrealized appreciation on investments                      1,756,254
                                                                -----------
          Net assets                                            $10,908,228
                                                                -----------
                                                                -----------

                See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the year ended August 31, 2005

INVESTMENT INCOME
  Income
     Dividends                                                   $   92,477
     Interest                                                        36,770
                                                                 ----------
       Total Income                                                 129,247
                                                                 ----------
  Expenses
     Advisory fees                                                  133,919
     Administration fees                                             30,000
     Distribution fees                                               26,784
     Transfer agent fees                                             25,209
     Fund accounting fees                                            22,314
     Registration fees                                               21,416
     Audit fees                                                      16,844
     Shareholder reporting                                            8,892
     Legal fees                                                       5,656
     Trustee fees                                                     5,018
     Chief compliance officer fees                                    4,583
     Custody fees                                                     3,682
     Insurance expense                                                  928
     Miscellaneous fees                                                 195
                                                                 ----------
       Total expenses                                               305,440
       Less:  fees waived (See Note 3)                              (91,171)
                                                                 ----------
       Net expenses                                                 214,269
                                                                 ----------
           NET INVESTMENT LOSS                                      (85,022)
                                                                 ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                1,233,515
  Change in net unrealized appreciation on investments              770,450
                                                                 ----------
     Net realized and unrealized gain on investments              2,003,965
                                                                 ----------
       NET INCREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                               $1,918,943
                                                                 ----------
                                                                 ----------

                See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                               YEAR ENDED        YEAR ENDED
                                             AUGUST 31, 2005   AUGUST 31, 2004
                                             ---------------   ---------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
  Net investment loss                         $   (85,022)       $  (53,151)
  Net realized gain on investments              1,233,515           962,023

  Change in net unrealized
    appreciation/(depreciation)
    on investments                                770,450           (72,869)
                                              -----------        ----------
     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS                1,918,943           836,003
                                              -----------        ----------
  CAPITAL SHARE TRANSACTIONS
  Net decrease in net assets
    derived from net change
    in outstanding shares (a)<F4> (b)<F5>        (876,164)         (353,715)
                                              -----------        ----------
     TOTAL INCREASE IN NET ASSETS               1,042,779           482,288
                                              -----------        ----------
  NET ASSETS
  Beginning of year                             9,865,449         9,383,161
                                              -----------        ----------
  END OF YEAR                                 $10,908,228        $9,865,449
                                              -----------        ----------
                                              -----------        ----------

(a)<F4>  A summary of capital share transactions is as follows:


                                                        YEAR ENDED                                 YEAR ENDED
                                                      AUGUST 31, 2005                           AUGUST 31, 2004
                                               ----------------------------               ---------------------------
                                               Shares                 Value               Shares                Value
                                               ------                 -----               ------                -----
     Shares sold                                 51,493           $   853,654              47,590            $   740,181
     Shares redeemed (b)<F5>                   (101,384)           (1,729,818)            (71,778)            (1,093,896)
                                               --------           -----------             -------            -----------
     Net decrease                               (49,891)            $(876,164)            (24,188)           $  (353,715)
                                               --------           -----------             -------            -----------
                                               --------           -----------             -------            -----------

(b)<F5>  Net of redemption fees of $386 and $0, respectively.

                See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year


                                                                              YEAR ENDED AUGUST 31,
                                                      ---------------------------------------------------------------------
                                                      2005             2004            2003             2002           2001
                                                      ----             ----            ----             ----           ----
  Net asset value, beginning of year                 $15.25           $13.98          $10.97           $12.74         $13.20
                                                     ------           ------          ------           ------         ------

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss                                 (0.14)           (0.08)          (0.14)           (0.17)         (0.13)
  Net realized and unrealized
    gain (loss) on investments                         3.16             1.35            3.15            (1.60)         (0.33)
                                                     ------           ------          ------           ------         ------
  Total from investment operations                     3.02             1.27            3.01            (1.77)         (0.46)
                                                     ------           ------          ------           ------         ------
  Paid-in capital from
    redemption fees (Note 2)                           0.00*<F6>          --              --               --             --
                                                     ------           ------          ------           ------         ------
  Net asset value, end of year                       $18.27           $15.25          $13.98           $10.97         $12.74
                                                     ------           ------          ------           ------         ------
                                                     ------           ------          ------           ------         ------
  Total return                                        19.80%            9.08%          27.44%          (13.89)%        (3.48)%

  RATIO/SUPPLEMENTAL DATA:
  Net assets, end of year (millions)                 $10.9             $9.9            $9.4             $7.9           $9.6

  RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Before fees waived and
    expenses absorbed                                  2.85%            2.86%           3.29%            2.89%          2.74%
  After fees waived and
    expenses absorbed                                  2.00%            2.00%           2.00%            2.00%          2.00%

  RATIO OF NET INVESTMENT LOSS
    TO AVERAGE NET ASSETS:
  Before fees waived and
    expenses absorbed                                 (1.64)%          (1.38)%         (2.48)%          (2.21)%        (1.68)%
  After fees waived and
    expenses absorbed                                 (0.79)%          (0.52)%         (1.19)%          (1.32)%        (0.94)%
  Portfolio turnover rate                             43.99%           52.10%          39.25%           62.42%         72.15%


*<F6>     Less than $0.01 per share

                See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS at August 31, 2005

 NOTE 1 - ORGANIZATION

  The Lighthouse Opportunity Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on September 29, 1995. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities.

 NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security Valuation. Securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded on Nasdaq shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities that are not traded on Nasdaq shall be valued at the most recent trade price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

B. Redemption Fee. The Fund charges a 2% redemption fee on the value of shares redeemed that are held for less than two months. This fee will not be imposed on shares acquired through the reinvestment of dividends or other distributions. The fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the costs of short-term trading.

C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

D. Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

F. Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2005, the Fund decreased paid-in capital by $3,443,872, decreased accumulated net realized loss on investments by $3,358,850 and decreased net investment loss by $85,022 due to the Fund experiencing capital loss carryforward expiration and net investment loss.

 NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  Lighthouse Capital Management, Inc. (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.25% based upon the average daily net assets of the Fund. For the year ended August 31, 2005, the Fund incurred $133,919 in Advisory fees.

  The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to limit the Fund's total operating expenses by reducing all or a portion of its fees and reimbursing the Fund for expenses, excluding interest and tax expense, so that its ratio of expenses to average net assets will not exceed 2.00%. For the year ended August 31, 2005, the Advisor waived fees of $91,171.

  U.S. Bancorp Fund Services, LLC ("USBFS"), an indirect, wholly-owned subsidiary of U.S. Bancorp, serves as the Fund's Administrator and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund's Fund Accountant, Transfer Agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountant; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Average Net Assets of the Fund       Fee or Fee Rate
     ------------------------------       ---------------
     Under $15 million                    $30,000
     $15 to $50 million                   0.20% of average daily net assets
     $50 to $100 million                  0.15% of average daily net assets
     $100 to $150 million                 0.10% of average daily net assets
     Over $150 million                    0.05% of average daily net assets

  For the year ended August 31, 2005, the Fund incurred $30,000 in Administration fees.

  Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

  U.S. Bank, N.A., an affiliate of USBFS, serves as custodian to the Fund.

  Certain officers of the Trust are also officers and/or directors of the Administrator and the Distributor.

  For the year ended August 31, 2005 the Fund was allocated $4,583 in Chief Compliance Officer fees.

 NOTE 4 - DISTRIBUTION PLAN

  The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund may pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Distribution Coordinator as compensation for distribution-related activities, not reimbursement for specific expenses incurred. For the year ended August 31, 2005, the Fund incurred $26,784 in distribution fees.

 NOTE 5 - PURCHASES AND SALES OF SECURITIES

  The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the year ended August 31, 2005, were $3,714,085 and $5,455,788, respectively.

 NOTE 6 - ACCUMULATED EARNINGS FOOTNOTE

  As of August 31, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

     Cost of investments (a)<F7>                           $ 9,180,335
                                                           -----------
                                                           -----------
     Gross unrealized appreciation                         $ 2,046,388
     Gross unrealized depreciation                            (250,602)
                                                           -----------
     Net unrealized appreciation                           $ 1,795,786
                                                           -----------
     Undistributed ordinary income                         $   293,625
     Undistributed long-term capital gain                      866,915
                                                           -----------
     Total distributable earnings                          $ 1,160,540
                                                           -----------
     Total accumulated earnings/(losses)                   $ 2,956,326
                                                           -----------
                                                           -----------

(a)<F7> Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to timing of recognition of income and gains for federal income tax purposes.

 NOTE 7 - SUBSEQUENT EVENT

  As described in more detail in a proxy statement approved by the Securities and Exchange Commission on November 17, 2005 and expected to be mailed to Fund shareholders on or about November 23, 2005, a series of transactions relating to the ownership structure of the Advisor occurred between July 1999 and June 2003. The Advisor has represented to the Trust that the transactions did not result in any actual change in the management or policies of the Advisor. However, the transactions may nonetheless be deemed inadvertently to have caused the current advisory agreement to have been terminated. Accordingly, shareholders will be asked to approve a new advisory agreement and ratify advisory fee payments made to the Advisor since July 1999 at a shareholder meeting to be held on or about December 22, 2005. In the event that the fund shareholders do not approve the payment of these fees, the Board of Trustees would consider other options, including the solicitation of future proxies or requiring the advisor to forgo payment of its fees since 1999.

 TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

  The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the "Board"). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust are delegated to its Officers, subject to the Fund's investment objectives, strategies, and policies and to general supervision by the Board.

  The current Trustees and Officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.



                                                                                         Number of
                                                                                        Portfolios
                                      Term of Office                                      in Fund
     Name,                Position      and Length              Principal             Complex***<F10>             Other
    Address               with the       of Time            Occupation During            Overseen             Directorships
    and Age                Trust          Served             Past Five Years            by Trustees               Held
    -------                -----          ------             ---------------            -----------               ----
                                                 INDEPENDENT TRUSTEES OF THE TRUST
                                                 ---------------------------------
Dorothy A. Berry*<F8>     Chairman       Indefinite         President, Talon                1                      None.
(born 1943)               and            Term               Industries, Inc.
2020 E. Financial Way     Trustee        since              (administrative,
Suite 100                                May 1991.          management and
Glendora, CA 91741                                          business consulting);
                                                            formerly Chief
                                                            Operating Officer,
                                                            Integrated Asset
                                                            Management
                                                            (investment advisor
                                                            and manager) and
                                                            formerly President,
                                                            Value Line, Inc.
                                                            (investment advisory
                                                            and financial
                                                            publishing firm).

Wallace L. Cook*<F8>      Trustee        Indefinite         Financial Consultant;           1                      None.
(born 1939)                              Term               formerly Senior Vice
2020 E. Financial Way                    since              President, Rockefeller
Suite 100                                May 1991.          Trust Co.; Financial
Glendora, CA 91741                                          Counselor, Rockefeller
                                                            & Co.

Carl A. Froebel*<F8>      Trustee        Indefinite         Owner, Golf                     1                      None.
(born 1938)                              Term               Adventures, LLC,
2020 E. Financial Way                    since              (Vacation Services).
Suite 100                                May 1991.          Formerly President and
Glendora, CA 91741                                          Founder, National
                                                            Investor Data Services,
                                                            Inc. (investment related
                                                            computer software).

Rowley W.P. Redington*    Trustee        Indefinite         President; Intertech            1                      None.
(born 1944)         <F8>                 Term               Computer Services
2020 E. Financial Way                    since              Corp. (computer
Suite 100                                May 1991.          services and consulting).
Glendora, CA 91741
                                                  INTERESTED TRUSTEE OF THE TRUST
                                                  -------------------------------
Steven J. Paggioli**      Trustee        Indefinite         Consultant since July           1                      Trustee,
(born 1950)       <F9>                   Term               2001; formerly,                                        Managers
2020 E. Financial Way                    since              Executive Vice                                         Funds; Trustee,
Suite 100                                May 1991.          President, Investment                                  Managers
Glendora, CA 91741                                          Company Administration,         AMG Funds.
                                                            LLC ("ICA") (mutual
                                                            fund administrator).

                                                       OFFICERS OF THE TRUST
                                                       ---------------------
Robert M. Slotky          President      Indefinite         Vice President, U.S.            1                      Not
(born 1947)                              Term since         Bancorp Fund Services,                                 Applicable.
2020 E. Financial Way                    Aug. 2002.         LLC since July 2001;
Suite 100                 Chief          Indefinite         formerly, Senior Vice
Glendora, CA 91741        Compliance     Term since         President, ICA (May
                          Officer        Sept. 2004.        1997-July 2001).

Eric W. Falkeis           Treasurer      Indefinite         Vice President, U.S.            1                      Not
(born 1973)                              Term               Bancorp Fund Services,                                 Applicable.
615 East Michigan St.                    since              LLC since 1997; Chief
Milwaukee, WI 53202                      August             Financial Officer,
                                         2002.              Quasar Distributors,
                                                            LLC since 2000.

Chad E. Fickett           Secretary      Indefinite         Vice President, U.S.            1                      Not
(born 1973)                              Term since         Bancorp Fund Services,                                 Applicable.
615 East Michigan St.                    March              LLC since July 2000.
Milwaukee, WI 53202                      2002.


*<F8> Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
**<F9> Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his prior relationship with Quasar Distributors, LLC, the Fund's principal underwriter.
***<F10> The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors. The term "Fund Complex" applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

 INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

  The Lighthouse Opportunity Fund files its complete schedule of portfolio holdings for its first and third quarters with the SEC on From N-Q. The Fund's Form N-Q is available without charge, upon request, by calling (866) 811-0218. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.
                                                                 -----------

INFORMATION ABOUT PROXY VOTING (Unaudited)

  Information regarding how the Lighthouse Opportunity Fund votes proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at (866) 811-0218, or by accessing the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to
-----------
portfolio securities during the most recent 12-month period ending June 30 is available by calling (866) 811-0218 or through the SEC's website at www.sec.gov.
-----------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS OF
LIGHTHOUSE OPPORTUNITY FUND AND
THE BOARD OF TRUSTEES OF
PROFESSIONALLY MANAGEMENT PORTFOLIOS

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Lighthouse Opportunity Fund, a series of Professionally Managed Portfolios, as of August 31, 2005 and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the two years ended August 31, 2002 were audited by other auditors whose report dated October 11, 2002 expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lighthouse Opportunity Fund as of August 31, 2005, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                 TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
October 3, 2005 except for Note 7,
as to which the date is November 17, 2005

                                    Advisor
                      LIGHTHOUSE CAPITAL MANAGEMENT, INC.
                        10000 Memorial Drive, Suite 660
                             Houston, Texas  77024
                                 (713) 688-6881
                   Toll-Free Account Inquiries (866) 811-0218

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                     Transfer and Dividend Disbursing Agent
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                 Independent Registered Public Accounting Firm
                            TAIT, WELLER & BAKER LLP
                         1818 Market Street, Suite 2400
                       Philadelphia, Pennsylvania  19103

                                 Legal Counsel
                       PAUL, HASTINGS, JANOFSKY & WALKER
                          55 Second Street, 24th Floor
                     San Francisco, California  94105-3441

                          Lighthouse Opportunity Fund
                                 Symbol - LGTFX
                               CUSIP - 742935794

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's President and Treasurer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

The registrant's board of trustees has determined that each member of the Trust's audit committee is financially literate and independent. Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each "audit committee financial experts" and are considered to be "independent" as each term is defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "Other services" provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.


                       FYE  8/31/2005       FYE  8/31/2004
                       --------------       --------------

Audit Fees                $14,500               $14,000
Audit-Related Fees          N/A                   N/A
Tax Fees                   $2,000               $2,000
All Other Fees              N/A                   N/A


The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant's hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.--not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.


Non-Audit Related Fees      FYE  8/31/2005   FYE  8/31/2004
----------------------      --------------   --------------
Registrant                       N/A               N/A
Registrant's Investment          N/A               N/A
Adviser


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
------------------------------------------------------------------------

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
-------------------------------------------------------------

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant's board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees for the period.

ITEM 11. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.
------------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  Professionally Managed Portfolios
                   ---------------------------------

     By (Signature and Title) /s/ Robert M. Slotky
                              --------------------
                              Robert M. Slotky, President

     Date     12-8-05
           -----------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F11> /s/ Robert M. Slotky
                                    --------------------
                                    Robert M. Slotky, President

     Date     12-8-05
           ----------------

     By (Signature and Title)*<F11> /s/ Eric W. Falkeis
                                    -------------------
                                    Eric W. Falkeis, Treasurer

     Date     12-7-05
           -----------------

*<F11> Print the name and title of each signing officer under his or her signature.